Pledged Assets and Collateral (Associated Liabilities Collateralized by Pledged Assets) (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2020	Mar. 31, 2019
Assets and Associated Liabilities of Transfers Accounted for as Secured Borrowings [Line Items]
Deposits	¥ 1,057	¥ 386
Payables under repurchase agreements	5,480	3,435
Payables under securities lending transactions	1,094	1,675
Other short-term borrowings	4,014	519
Long-term debt	213	1,431
Total	¥ 11,858	¥ 7,446